Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

June 13, 2017

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”) File Nos. 33-72424, 811-8194 Post-Effective Amendment No. 194

Dear Sir/Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective June 9, 2017, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 194 on May 10, 2017.

The SEC Staff is requested to address any comments on this filing to me at (720) 917-0785.

Sincerely,

/s/ Karen S. Gilomen
Karen S. Gilomen
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq. Davis Graham & Stubbs LLP